Expense Example (dei_DocumentInformationDocumentAxis, (Oppenheimer Small & Mid Cap Growth Fund), USD $)	0 Months Ended
	Feb. 28, 2013
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 718
Expense Example, with Redemption, 3 Years	1,025
Expense Example, with Redemption, 5 Years	1,354
Expense Example, with Redemption, 10 Years	2,283
Class B
Expense Example:
Expense Example, with Redemption, 1 Year	738
Expense Example, with Redemption, 3 Years	1,079
Expense Example, with Redemption, 5 Years	1,547
Expense Example, with Redemption, 10 Years	2,398
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	335
Expense Example, with Redemption, 3 Years	728
Expense Example, with Redemption, 5 Years	1,247
Expense Example, with Redemption, 10 Years	2,674
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	95	[1]
Expense Example, with Redemption, 3 Years	298	[1]
Expense Example, with Redemption, 5 Years	517	[1]
Expense Example, with Redemption, 10 Years	1,148	[1]
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	282
Expense Example, with Redemption, 3 Years	574
Expense Example, with Redemption, 5 Years	990
Expense Example, with Redemption, 10 Years	2,153
Class Y
Expense Example:
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	326
Expense Example, with Redemption, 5 Years	566
Expense Example, with Redemption, 10 Years	$ 1,254

[1]	Based on estimated expenses for Class I shares for the first fiscal year.